State Street SPDR Bloomberg High Yield Bond ETF Investment Objectives and Goals - State Street SPDR Bloomberg High Yield Bond ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Bloomberg High Yield Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Bloomberg High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market.